Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Statements [Line Items]
Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Accounts receivable	1,027	678
Inventories	1,170	‐
Value added tax receivables	(721)	‐
Prepaid expenses and other	(765)	(9)
Accounts payable and accrued liabilities	(14,526)	1,206
Change in non-cash working capital	(13,815)	1,875

Disclosure of detailed information about changes in non cash transactions impacting Statements of Cash Flow [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Change in asset retirement provisions included in MPP&E	10,628	‐
Capitalized leases included in MPP&E	27,816	‐